BALANCE SHEET COMPONENTS - Schedule Of Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Balance Sheet Related Disclosures [Abstract]
Research and development	$ 394	$ 1,197
Compensation and related expenses	2,334	3,095
Professional fees	1,039	510
Other	24	160
Accrued expenses	$ 3,791	$ 4,962